Equity (Share-based Payments to Employees, Non-marketable Options, Exercise Price) (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Granted 2014 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	$ 0	$ 0	$ 7.15
Granted 2016 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	4.61	4.56	4.36
Granted 2017 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	4.19	4.17	4.01
Granted 2018 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	4.11	4.12	3.99
Granted 2019 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	5.77	5.66	5.42
Granted 2021 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	$ 7.39	$ 0	$ 0